UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7278

Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	April 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.2% (0.9% of Total Investments)
$ 765	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 750,909
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 11.3% (7.9% of Total Investments)
2,500	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	9/10 at 100.00	A	2,243,625
	Rate Securities, 0.690%, 11/01/41 (Alternative Minimum Tax) (4)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	1,057,220
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	N/R	1,500,658
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	N/R	769,688
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	N/R	1,421,370
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured
7,205	Total Education and Civic Organizations			6,992,561
	Health Care – 22.0% (15.4% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	1,452,594
	2007A, 5.000%, 1/01/25
885	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	621,713
	2007B, 1.005%, 1/01/37
3,470	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	A+	3,541,482
	2008D, 5.500%, 1/01/38
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	614,885
	Network, Series 2005B, 5.000%, 12/01/37
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	995,459
	Network, Series 2007, 5.000%, 12/01/42
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,216,543
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,800	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,823,072
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	Aa1	532,793
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
950	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/10 at 100.00	N/R	839,952
	Hospital, Series 1998, 5.500%, 6/01/22
13,985	Total Health Care			13,638,493
	Housing/Single Family – 4.3% (3.0% of Total Investments)
485	Phoenix and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	7/17 at 103.00	Aaa	509,580
	Revenue Bonds, Series 2007-4, 5.800%, 12/01/39 (Alternative Minimum Tax)
2,115	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	2,155,185
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
2,600	Total Housing/Single Family			2,664,765
	Tax Obligation/General – 10.7% (7.5% of Total Investments)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3	1,351,184
	2006, Series 2008B, 3.000%, 7/01/28
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3	1,245,552
	Series 2008, 5.000%, 7/01/27 – AGM Insured
3,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	3,736,292
	2008C, 5.250%, 7/01/28
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	A3	331,030
6,325	Total Tax Obligation/General			6,664,058
	Tax Obligation/Limited – 33.7% (23.6% of Total Investments)
376	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	384,054
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax	1/14 at 100.00	AA	3,153,780
	Revenue Bonds, Series 2008B, 6.250%, 7/01/38
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	1,325,952
	8/01/22 – NPFG Insured
740	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	777,947
	8/01/23 – NPFG Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AA	589,686
	AMBAC Insured
1,511	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	1,379,694
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	N/R	3,599,409
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	3,599,511
	AGM Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,147,330
	7.750%, 6/15/29
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AA–	1,223,328
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
265	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	265,602
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	1,645,179
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,150,670
	2006, 5.000%, 7/01/24
645	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	642,459
	2005, 5.750%, 7/15/24
20,142	Total Tax Obligation/Limited			20,884,601
	U.S. Guaranteed – 16.5% (11.6% of Total Investments) (5)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	N/R (5)	815,536
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	1,057,160
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	AAA	1,332,388
	Series 2001A, 5.875%, 5/15/31 (Pre-refunded 5/15/11)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	A (5)	1,526,275
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	442,065
	4/01/16 (Pre-refunded 4/01/15)
1,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AA+ (5)	1,631,584
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	A3 (5)	1,020,420
	7/01/27 (Pre-refunded 7/01/10)
735	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa3 (5)	799,313
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,634,145
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
9,520	Total U.S. Guaranteed			10,258,886
	Utilities – 23.7% (16.7% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,159,990
	Hoover Project, Series 2001, 5.250%, 10/01/15
1,340	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	1,365,795
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	A3	2,196,452
	SYNCORA GTY Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	566,687
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
715	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	849,206
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.076%, 1/01/38 (IF)
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	1,030,510
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A	4,436,099
3,500	5.000%, 12/01/37	No Opt. Call	A	3,121,160
14,755	Total Utilities			14,725,899
	Water and Sewer – 19.1% (13.4% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	A	984,950
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AA	3,634,609
	7/01/28 – AMBAC Insured
1,425	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A2	1,419,813
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	618,384
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,038,780
	Series 2004, 5.000%, 7/01/24 – NPFG Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,524,180
	2002, 5.000%, 7/01/26 – FGIC Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,481,325
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22	4/14 at 100.00	N/R	542,784
695	4.900%, 4/01/32	4/17 at 100.00	N/R	584,092
11,575	Total Water and Sewer			11,828,917
$ 86,872	Total Investments (cost $84,326,011) – 142.5%			88,409,089
	Other Assets Less Liabilities – 2.4%			1,488,103
	Preferred Shares, at Liquidation Value – (44.9)% (6)			(27,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 62,022,192

Fair Value Measurements

In determining the value of the Fund‘s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management‘s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund‘s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$88,165,464	$2,243,625	$88,409,089

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,978,300
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	265,325
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$2,243,625

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $84,257,710.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$5,007,676
Depreciation	(856,297)
Net unrealized appreciation (depreciation) of investments	$4,151,379

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         June 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        June 29, 2010